Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	September 30, 2021	March 31, 2021
Software	$2,195	$2,163
Less-Accumulated Amortization	(1,995)	(1,880)
Total, net	$200	$283